Revenues from Contracts with Customers - Disaggregation by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from Contracts with Customers - Disaggregation of Revenues
Total fees and other revenues per consolidated statements of operations	$ 2,207.9	$ 2,679.6	$ 2,353.6
Operating Segments
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	609.4	480.3	318.7
Operating Segments | Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	533.6	409.2	259.1
Operating Segments | U.S. Insurance Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	76.6	72.1	60.4
Operating Segments | Corporate
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	(0.8)	(1.0)	(0.8)
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	15.9	17.5	16.5
Total fees and other revenues per consolidated statements of operations	15.1	16.5	15.7
Operating Segments | Retirement and Income Solutions - Fee | Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	522.2	399.3	250.5
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	1,187.0	1,299.6	1,130.4
Total fees and other revenues per consolidated statements of operations	1,709.2	1,698.9	1,380.9
Operating Segments | Retirement and Income Solutions - Spread | Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	11.4	9.9	8.6
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	2.9	7.9	9.5
Total fees and other revenues per consolidated statements of operations	14.3	17.8	18.1
Operating Segments | Specialty Benefits insurance | U.S. Insurance Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	12.2	12.1	12.1
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	18.5	19.0	19.2
Total fees and other revenues per consolidated statements of operations	30.7	31.1	31.3
Operating Segments | Individual Life insurance | U.S. Insurance Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	64.4	60.1	48.4
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	333.2	858.8	849.5
Total fees and other revenues per consolidated statements of operations	397.6	918.9	897.9
Operating Segments | U.S. Insurance Solutions Eliminations | U.S. Insurance Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers		(0.1)	(0.1)
Reconciling Items
Revenues from Contracts with Customers - Disaggregation of Revenues
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	1,557.5	2,202.8	2,025.1
Pre-tax other adjustments	$ 41.0	$ (3.5)	$ 9.8